S-K 1605, De-SPAC Background and Terms	Nov. 12, 2026
De-SPAC Transactions, Effects [Line Items]
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the Current Charter, holders of Public Shares may demand that such shares be redeemed in exchange for a pro rata share of the aggregate amount on deposit in the Trust Account, net of taxes payable and up to $100,000 of interest to pay dissolution expenses, calculated as of two (2) business days prior to the consummation of the Business Combination. If demand is properly made in accordance with the procedures reflected in this proxy statement/prospectus and the Current Charter and the Business Combination is consummated, these shares, immediately prior to the Business Combination, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account (calculated as of two (2) business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account (net of taxes payable). For illustrative purposes, based on funds in the Trust Account of approximately $50.7 million on October 8, 2026 (after giving effect to the Meeting Redemptions), the estimated per share Redemption Price at the Closing would have been approximately $10.84. A Public Shareholder, together with any of such shareholder’s affiliates or any other person with whom it is acting in concert or as a “group” (as defined under Section 13 of Exchange Act) will be restricted from redeeming, without the prior consent of the Company, in the aggregate such shareholder’s shares or, if part of such a group, the group’s shares, with respect to 15% or more of the Public Shares included in the Units (including overallotment securities sold to Launch Two’s underwriters in connection with the IPO). Holders of Launch Two’s outstanding Public Warrants and Units do not have redemption rights with respect to such securities in connection with the Business Combination. Holders of Outstanding Units must separate the underlying Class A Ordinary Shares and Public Warrants included in the Units prior to exercising redemption rights with respect to Public Shares.

In order to exercise redemption rights, holders of Public Shares must:

•        prior to 5:00 p.m. Eastern Time on [        ], 2026 (two (2) business days before the Extraordinary General Meeting), tender your shares physically or electronically using The Depository Trust Company’s DWAC system and submit a request in writing that such Public Shares be redeemed for cash to CST, Launch Two’s transfer agent, at the following address:

Continental Stock Transfer & Trust Company
One State Street Plaza, 30th Floor
New York, New York 10004
Attention: SPAC Redemption Team
E-mail: spacredemptions@continentalstock.com

•        In your request to CST for redemption, you must also affirmatively certify if you “ARE” or “ARE NOT” acting in concert or as a “group” (as defined in Section 13d-3 of the Exchange Act) with any other shareholder with respect to Ordinary Shares; and

•        deliver your Public Shares either physically or electronically through DTC to Launch Two’s transfer agent at least two (2) business days before the Extraordinary General Meeting. Public Shareholders seeking to exercise redemption rights and opting to deliver physical certificates should allot sufficient time to obtain physical certificates from the transfer agent and time to effect delivery. It is Launch Two’s understanding that shareholders should generally allot at least two weeks to obtain physical certificates from the transfer agent. However, Launch Two does not have any control over this process, and it may take longer than two weeks. Shareholders who hold their Public Shares in “street name” will have to coordinate with their bank, broker or other nominee to have the shares certificated or delivered electronically. If you do not submit a written request and deliver your Public Shares as described above, your shares will not be redeemed.

Any demand for redemption, once made, may be withdrawn at any time until the deadline for exercising redemption requests (and submitting shares to the transfer agent) and thereafter, with Launch Two’s consent, until the consummation of the Business Combination, or such other date and time as may be determined by the Launch Two

Board in its sole discretion. If you delivered your shares for redemption to Launch Two’s transfer agent and decide within the required timeframe not to exercise your redemption rights, you may request that Launch Two’s transfer agent return the shares (physically or electronically). You may make such a request by contacting Launch Two’s transfer agent at the phone number or address listed above.

If Launch Two receives valid redemption requests from holders of Public Shares prior to the redemption deadline, Launch Two may, at its sole discretion, following the redemption deadline and until the date of Closing (or such earlier date and time, if any, as Launch Two may determine in its sole discretion), seek and permit withdrawals by one or more of such holders of their redemption requests. Launch Two may select which holders to seek such withdrawals of redemption requests from based on any factors Launch Two may deem relevant, and the purpose of seeking such withdrawals may be to increase the funds held in the Trust Account. If a holder of Public Shares delivered its Public Shares for redemption to the transfer agent and decides within the required timeframe not to exercise its redemption rights, it may request that the transfer agent return the shares (physically or electronically). The holder can make such request by contacting the transfer agent, at the address or email address listed in this proxy statement/prospectus.

Prior to exercising redemption rights, shareholders should verify the market price of Class A Ordinary Shares as they may receive higher proceeds from the sale of their Class A Ordinary Shares in the public market than from exercising their redemption rights if the market price per share is higher than the redemption price. We cannot assure you that you will be able to sell your Class A Ordinary Shares in the open market, even if the market price per share is higher than the redemption price stated above, as there may not be sufficient liquidity in Class A Ordinary Shares when you wish to sell your shares.

If you exercise your redemption rights, your Class A Ordinary Shares will cease to be outstanding immediately prior to the Business Combination and will only represent the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account (net of taxes payable), calculated as of two business days prior to the consummation of the Business Combination. You will no longer own those shares and will have no right to participate in, or have any interest in, the future growth of the Combined Company, if any. You will be entitled to receive cash for these shares only if you properly and timely demand redemption.

If the Business Combination is not consummated and Launch Two otherwise does not consummate a business combination by April 9, 2027 (or such other date as may be approved by the Launch Two shareholders), Launch Two will be required to redeem all Public Shares and dissolve and liquidate its Trust Account by returning the then-remaining funds in such account to the Public Shareholders and the Warrants will expire worthless.

De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	Appraisal Rights Launch Two shareholders do not have appraisal or dissenters’ rights in connection with the Business Combination under the Companies Act.
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false